Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Oct. 31, 2019
Employee Stock Options [member]
Disclosure of initial application of standards or interpretations [line items]
Share options period	The cost of the share options is based on the fair value estimated at the grant date and is recognized as compensation expense and contributed surplus over the service period required for employees to become fully entitled to the awards. This period is generally equal to the vesting period in addition to a period prior to the grant date. For the Bank's share options, this period is generally equal to five years. When options are exercised, the amount initially recognized in the contributed surplus balance is reduced, with a corresponding increase in common shares.
Vesting period	Compensation expense is recognized based on the fair value of the share units at the grant date adjusted for changes in fair value between the grant date and the vesting date, net of hedging activities, over the service period required for employees to become fully entitled to the awards. This period is generally equal to the vesting period, in addition to a period prior to the grant date. For the Bank's share units, this period is generally equal to four years.
Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful lives of intangible assets	3 years
Bottom of range [member] | Computer software [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful lives of intangible assets	3 years
Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful lives of intangible assets	20 years
Top of range [member] | Computer software [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful lives of intangible assets	7 years